Accounts Receivable - Accounts Receivable and Related Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Receivables [Abstract]
Accounts receivable	$ 10,328	62,522	22,937
Less: Allowance for doubtful accounts
Accounts receivable, net	$ 10,328	62,522	22,937